Note 4 - Leases 1	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

Note 4.         Leases

The Company has two significant operating leases, one for its headquarters offices in Fairfax, Virginia and one for additional office space in Annapolis, Maryland. The leases both commenced in 2021 and have original lease terms ranging from 37 to 67 months and rental rates escalate by approximately 2.5% annually under both leases. The Company determines if an arrangement is a lease at inception.

As of  September 30, 2023 and December 31, 2022, the Company does not have any sales-type or direct financing leases.

Each of the Company’s operating lease assets represent its right to use an underlying asset for the lease term and the related lease liability represent its obligation to make lease payments arising from the lease. Operating lease assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. Since the leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the lease commencement dates in determining the present value of lease payments. The operating lease assets also include any lease payments made and exclude lease incentives. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company’s lease agreements include rental payments escalating annually for inflation at a fixed rate. These payments are included in the initial measurement of the operating lease liabilities and operating lease assets. The Company does not have any rental payments which are based on a change in an index or a rate that can be considered variable lease payments, which would be expensed as incurred.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictions or covenants.

The Company does not sublease any real estate to third parties.

As of September 30, 2023, our two operating leases had a weighted average remaining lease term of 28 months and a weighted average discount rate of 5.1%. Future lease payments under operating leases as of September 30, 2023, were as follows:

2023	58,041
2024	174,721
2025	74,804
2026	70,220
Total lease payments	377,786
Less: discount	(24,301)
Present value of lease liabilities	$353,485

The total expense incurred related to its operating leases was $38,053 and $53,560 for the three months ended September 30, 2023 and 2022, respectively, and $118,567 and $164,281 for the nine months ended September 30, 2023 and 2022, respectively, and is included in selling, general and administrative expenses on the condensed consolidated statements of operations.

Note 4.         Leases

The Company has two significant operating leases, one for its headquarters offices in Fairfax, Virginia and one for additional office space in Annapolis, Maryland. The leases both commenced in 2021 and have original lease terms ranging from 37 to 67 months and rental rates escalate by approximately 2.5% annually under both leases. The Company determines if an arrangement is a lease at inception. Operating leases are included in right-of-use operating lease assets and operating lease liabilities in the Company’s consolidated balance sheets as of December 31, 2022 and 2021. The Company previously had an operating lease for its headquarters offices which expired on June 30, 2021 at the end of its 49-month fixed term.

As of December 31, 2022 and 2021, the Company does not have any sales-type or direct financing leases.

The Company’s operating lease asset represents its right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Operating lease assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. Since the lease does not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease asset also includes any lease payments made and excludes lease incentives. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company’s lease agreement includes rental payments escalating annually for inflation at a fixed rate. These payments are included in the initial measurement of the operating lease liability and operating lease asset. The Company does not have any rental payments which are based on a change in an index or a rate that can be considered variable lease payments, which would be expensed as incurred.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictions or covenants.

The Company does not sublease any real estate to third parties.

As of December 31, 2022, our two operating leases had a weighted average remaining lease term of 34 months and a weighted average discount rate of 5.0%. Future lease payments under operating leases as of December 31, 2022 were as follows:

2023	$228,862
2024	174,721
2025	74,804
2026	70,220
Total lease payments	548,607
Less: discount	(41,487)
Present value of lease liabilities	$507,120

The total expense incurred related to its operating leases was $214,241 and $129,709 for the years ended December 31, 2022 and 2021, respectively, and is included in selling, general and administrative expenses on the consolidated statements of operations.